Related-Party Disclosures - Summary of Joint Operations (Details) - Joint ventures	12 Months Ended
Dec. 31, 2020
Stantec-Bonatti, a Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	85.00%
Stantec/SG Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	65.00%
Starr ll, a Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	47.00%
Stantec/GHD
Disclosure of joint operations [line items]
Ownership Interests	46.00%
SFP Joint Venture
Disclosure of joint operations [line items]
Ownership Interests	10.00%